October 6, 2008

Mr. Vincent DeStefano
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:     Summit Mutual Funds, Inc.
           002-90309 and 811-04000

Dear Mr. DeStefano:

I am writing pursuant to our conversation on Thursday, October 2, 2008 regarding the amendments to the Schedule 14A Proxy Statement initially filed on September 12, 2008. The changes made to this initial filing were made pursuant to comments received from both yourself and Michelle Roberts (the variable annuity reviewer) on September 22, 2008, and were reflected in a correspondence filing made on Wednesday, October 1, 2008. The purpose of this filing is to reflect these changes, as well as additional comments received on Friday, October 3, 2008 from Michelle Roberts, as a pre-effective amendment to the Schedule 14A per your request.

Please note that these amendments reflect your comments and as those of Michelle Roberts, as detailed below. (Please note that the page references are to the marked Word version of the proxy statement, which I can provide under separate cover):

  Clarify the voting requirements for each Fund -- Multiple places in the proxy
  Capitalize all references to the Summit Funds' Board of Directors while using lower case for references to the boards of the Calvert Funds -- Multiple places in the proxy
  Clarify references to "Portfolio" vs. "Fund" -- Multiple places in the proxy
  Reconcile the references to "adviser" and "advisor" -- Multiples places in the proxy
  Clarify which Summit Funds from the respective Apex and Pinnacle series will be sub-advised by Summit -- page 1
  Include the names of the parties to the respective advisory agreements -- page 2
  Reference the use of a defined term for the "Funds" -- page 6
  Clarify that the expense fee cap is voluntary, but subject to a written agreement -- page 8
  Provide additional disclosure on the benefits and operational efficiencies expected to result from the transaction -- page 9
  Please note that no pro formas are necessary/applicable as the Funds are just changing management and the current fees will be capped at their current levels
  Clarify the differences in the lower sales loads - -- page 9
  Provide additional disclosure discussing the benefit of having access to Calvert's distribution network -- page 10
  Provide additional disclosure on why Proposal I will be beneficial for shareholders -- page 11
  Disclose that the Summit and Calvert investment advisory agreements are materially the same except for expenses -- page 11
  Detail what is meant by the proposition that Calvert will provide sub-advisor oversight -- page 11
  Provide additional disclosure on the actual advisory services Calvert will provide -- page 11
  Please note that no changes were made pursuant to the request to reconcile the disclosure under "Continuation of Agreement" for the Current Advisory Agreement and the New Investment Advisory Agreement since both have materially the same provisions, but separate narrative disclosure -- as detailed on pages 7 and 9
  Clarify term of the expense cap in the 1st bullet point relating to the Summit Portfolios -- page 14
  Break out Board considerations under "Costs and Profitability" -- page 19
  Clarify that the new World Asset Management Sub-advisory Agreement is "substantially" similar to the current sub-advisory agreement -- page 29
  Disclose the date of initial shareholder approval for the current World Asset Management Sub-Advisory Agreement -- page 31
  Clarify that the nature, extent and quality of services to be received under the new World Asset Management Sub-Advisory Agreement will be the same under the current agreement -- page 31
  Clarify that Board chart is for the current positions with the "Calvert VIT" -- page 35
  Include "None" where there are no "Other Directorships" -- pages 35 and 37
  Cross-reference to the Nominating Committee charter for details about the nomination process -- page 38
  Insert the word "over" in place of the greater than symbol in the Director share Ownership table -- page 38
  Re-confirm that the auditors are not required to attend the shareholders' meeting per Schedule 14A, Item 9
  Detail the terms of the "Manager of Managers" Order not applying to affiliated sub-advisors -- page 43
  Disclose that approval of the "Manager of Managers" Order will result in shareholders having the risk of diminished control over sub-advisors -- page 43
  Clarify that Calvert/the Fund will need shareholder approval for any change to an affiliated sub-advisor -- page 44
  Disclose how abstentions and broker non-votes count toward the vote requirement (not just quorum) -- page 48

I trust that you will find that these revisions address your comments. Should you have any questions, please contact me at 301-951-4858.

Very truly yours,

/s/ Ivy Wafford Duke

Ivy Wafford Duke
Assistant Vice President and
Associate General Counsel